Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 97.0%
47,837	abrdn National Municipal Income Fund	$495,591
64,573	BlackRock California Municipal Income Trust	763,253
262,334	BlackRock Investment Quality Municipal Trust, Inc.	3,255,565
146,964	BlackRock MuniAssets Fund, Inc.	1,628,361
313,055	BlackRock Municipal Income Fund, Inc.	3,775,443
169,261	BlackRock Municipal Income Quality Trust	1,963,428
1,190,339	BlackRock Municipal Income Trust	12,296,202
921,841	BlackRock Municipal Income Trust II	10,011,193
605,035	BlackRock MuniHoldings California Quality Fund, Inc.	6,661,435
258,858	BlackRock MuniHoldings Fund, Inc.	3,127,005
346,333	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	4,027,853
157,675	BlackRock MuniHoldings New York Quality Fund, Inc.	1,669,778
224,617	BlackRock MuniHoldings Quality Fund II, Inc.	2,286,601
541,045	BlackRock MuniVest Fund II, Inc.	5,902,801
1,028,528	BlackRock MuniVest Fund, Inc.	7,261,408
618,081	BlackRock MuniYield Michigan Quality Fund, Inc.	7,114,112
294,463	BlackRock MuniYield New York Quality Fund, Inc.	3,097,751
507,241	BlackRock MuniYield Quality Fund II, Inc.	5,331,103
124,521	BlackRock MuniYield Quality Fund III, Inc.	1,427,011
31,366	BlackRock MuniYield Quality Fund, Inc.	384,233
164,148	BNY Mellon Strategic Municipal Bond Fund, Inc.	961,907
318,500	DWS Municipal Income Trust	2,876,055
162,972	Eaton Vance California Municipal Bond Fund	1,540,085
383,182	Eaton Vance Municipal Bond Fund	3,965,934
584,203	Eaton Vance Municipal Income Trust	5,988,081
934,299	Invesco Advantage Municipal Income Trust II	7,941,541
302,776	Invesco California Value Municipal Income Trust	3,015,649
768,126	Invesco Municipal Opportunity Trust	7,473,866
614,403	Invesco Municipal Trust	5,959,709
469,946	Invesco Quality Municipal Income Trust	4,549,077
683,163	Invesco Trust for Investment Grade Municipals	6,735,987
383,936	Invesco Trust for Investment Grade New York Municipals	4,127,312
590,665	Invesco Value Municipal Income Trust	7,087,980
10,930	MainStay MacKay DefinedTerm Municipal Opportunities Fund	178,706
192,160	MFS High Yield Municipal Trust	639,893
22,779	MFS Investment Grade Municipal Trust	173,576
265,180	MFS Municipal Income Trust	1,424,017
152,387	Neuberger Berman Municipal Fund, Inc.	1,595,492
1,287,035	Nuveen AMT-Free Municipal Credit Income Fund	15,637,475
1,118,384	Nuveen AMT-Free Quality Municipal Income Fund	12,380,511
70,472	Nuveen Arizona Quality Municipal Income Fund	773,783
443,150	Nuveen California Quality Municipal Income Fund	4,883,513
1,303,328	Nuveen Municipal Credit Income Fund	15,952,735
464,481	Nuveen Municipal Credit Opportunities Fund	4,909,564

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
448,330	Nuveen Municipal High Income Opportunity Fund	$4,734,365
54,017	Nuveen New Jersey Quality Municipal Income Fund	652,525
101,483	Nuveen New York Quality Municipal Income Fund	1,111,239
139,994	Nuveen Pennsylvania Quality Municipal Income Fund	1,654,729
1,356,400	Nuveen Quality Municipal Income Fund	15,544,344
161,056	Nuveen Virginia Quality Municipal Income Fund	1,782,890
148,281	PIMCO California Municipal Income Fund	1,387,910
164,128	PIMCO New York Municipal Income Fund II	1,217,830
413,907	Pioneer Municipal High Income Advantage Fund, Inc.	3,373,342
132,742	Pioneer Municipal High Income Opportunities Fund, Inc.	1,501,312
424,437	Putnam Managed Municipal Income Trust	2,542,378
935,354	Putnam Municipal Opportunities Trust	9,503,197
86,261	RiverNorth Managed Duration Municipal Income Fund, Inc.	1,291,327
45,757	RiverNorth Opportunistic Municipal Income Fund, Inc.	736,688
27,798	Western Asset Intermediate Muni Fund, Inc.	220,160
478,181	Western Asset Managed Municipals Fund, Inc.	4,996,991
265,036	Western Asset Municipal High Income Fund, Inc.	1,799,594
	TOTAL CLOSED-END FUNDS
	(Cost $ 243,629,394)	257,303,396

Principal Amount
	SHORT-TERM INVESTMENTS — 0.9%
$2,581,731	UMB Bank, Institutional Banking Money Market II Deposit Investment, 0.01%[1]	2,581,731
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 2,581,731)	2,581,731
	TOTAL INVESTMENTS — 97.9%
	(Cost $246,211,125)	259,885,127
	Other Assets in Excess of Liabilities — 2.1%	5,444,875
	TOTAL NET ASSETS — 100.0%	$265,330,002

[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
(400)	U.S. 10 Year Treasury Note	June 2024	$(44,295,511)	$(23,239)
(300)	U.S. Treasury Long Bond	June 2024	(35,873,439)	(257,811)
(200)	Ultra Long Term U.S. Treasury Bond	June 2024	(25,687,977)	(112,023)

TOTAL FUTURES CONTRACTS			$(105,856,927)	$(393,073)

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 68.1%
54,802	Allspring Utilities and High Income Fund	$517,331
41,759	Blackstone Strategic Credit 2027 Term Fund	496,932
45,102	Brookfield Real Assets Income Fund, Inc.	582,718
15,000	ClearBridge Energy Midstream Opportunity Fund, Inc.	609,150
1,587	ClearBridge MLP & Midstream Fund, Inc.	72,653
6,101	ClearBridge MLP & Midstream Total Return Fund, Inc.	253,069
60,000	Credit Suisse High Yield Bond Fund	121,200
22,866	Eaton Vance Tax-Managed Buy-Write Income Fund	312,121
17,089	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	220,961
15,960	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	305,953
54,708	Flaherty & Crumrine Preferred & Income Fund, Inc.	580,452
83,152	FS Credit Opportunities Corp. - Class USD	493,091
7,745	PGIM High Yield Bond Fund, Inc.	100,608
38,987	PGIM Short Duration High Yield Opportunities Fund	599,620
166,098	Virtus Convertible & Income Fund	554,767
141,348	Virtus Convertible & Income Fund II	422,631
40,000	Western Asset Diversified Income Fund	578,000
87,300	Western Asset High Income Fund II, Inc.	390,231
36,876	Western Asset Mortgage Opportunity Fund, Inc.	431,818
	TOTAL CLOSED-END FUNDS
	(Cost $ 7,411,872)	7,643,306
	COMMON STOCKS — 28.6%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 28.6%
12,000	Alchemy Investments Acquisition Corp. 1*,1	127,080
10,000	AltEnergy Acquisition Corp. - Class A*	111,900
17,500	Battery Future Acquisition Corp. - Class A*,1	192,500
20,000	Berenson Acquisition Corp. I - Class A*	206,600
5,000	Bowen Acquisition Corp.*,1	52,400
20,000	BurTech Acquisition Corp. - Class A*	220,800
20,000	Concord Acquisition Corp. II - Class A*	210,300
20,000	Direct Selling Acquisition Corp. - Class A*	221,000
20,000	EVe Mobility Acquisition Corp. - Class A*,1	218,900
11,267	Focus Impact BH3 Acquisition Co - Class A*	118,078
20,000	Gores Holdings IX, Inc. - Class A*	211,200
5,000	Haymaker Acquisition Corp. 4*,1	52,100
16,447	Hennessy Capital Investment Corp. VI - Class A*	171,377
7,000	Inflection Point Acquisition Corp. II - Class A*,1	73,290
17,500	Kensington Capital Acquisition Corp. V - Class A*,1	190,050
20,000	Northern Star Investment Corp. IV - Class A*	214,400
19,059	Project Energy Reimagined Acquisition Corp.*,1	209,649
1,062	Roth CH Acquisition V Co.*	11,576
20,000	Twelve Seas Investment Co. II - Class A*	213,400

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITION COMPANIES – (Continued)
16,092	Welsbach Technology Metals Acquisition Corp.*	$176,288
		3,202,888
	TOTAL COMMON STOCKS
	(Cost $ 3,102,425)	3,202,888
	RIGHTS — 0.0%
5,000	Bowen Acquisition Corp., Expiration Date: November 26, 2026*,1	667
	TOTAL RIGHTS
	(Cost $ 0)	667
	WARRANTS — 0.0%
6,000	Alchemy Investments Acquisition Corp. 1, Expiration Date: June 26, 2028*,1	1,140
3,400	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	1,088
15,310	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	63
11,805	Estrella Immunopharma, Inc., Expiration Date: July 18, 2028*	608
4,557	Getaround, Inc., Expiration Date: December 31, 2027*	25
3,333	Global Partner Acquisition Corp. II, Expiration Date: December 30, 2027*,1	300
2,500	Haymaker Acquisition Corp. 4, Expiration Date: September 12, 2028*,1	500
3,500	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,1	525
3,703	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*	—
5,000	QT Imaging Holdings, Inc., Expiration Date: December 31, 2028*	180
	TOTAL WARRANTS
	(Cost $ 0)	4,429

Principal Amount
	SHORT-TERM INVESTMENTS — 1.1%
$117,726	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	117,726
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 117,726)	117,726
	TOTAL INVESTMENTS — 97.8%
	(Cost $10,632,023)	10,969,016
	Other Assets in Excess of Liabilities — 2.2%	248,439
	TOTAL NET ASSETS — 100.0%	$11,217,455

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
(2)	E-mini Dow ($5)	June 2024	$(395,070)	$(6,690)
(4)	E-mini Russell 1000	June 2024	(345,640)	(10,960)
(10)	U.S. 10 Year Treasury Note	June 2024	(1,107,388)	(581)
(3)	U.S. Treasury Long Bond	June 2024	(358,735)	(2,578)

TOTAL FUTURES CONTRACTS			$(2,206,833)	$(20,809)